Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables

15	Trade and other receivables

	2021 £’000	2020 £’000	2019 £’000
Trade receivables	33	95	22
Prepayments	607	258	151
Other receivables	394	219	3,444
Total trade and other receivables	1,034	572	3,617
Less: non-current portion (rental deposit and on bond)	–	–	(2,625)
Current portion	1,034	572	992

Trade and other receivables do not contain any impaired assets. The Group does not hold any collateral as security and the maximum exposure to credit risk at the consolidated statement of financial position date is the fair value of each class of receivable.

Book values approximate to fair value at 31 December 2021, 2020 and 2019.

During 2019 a cash-backed guarantee was provided to the Spanish Government in relation to a loan provided to the Group under its Reindustrialization programme, see note 18. As a result of the closure of Midatech Pharma (España) SL during 2020 the cash-back guarantee was released on the repayment of the loan to the Spanish Government.